GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 20 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2020	2019

Salaries and related expenses	$167	$326
Stock-based compensation (Note 3, Note 5, Note 7A, Notes 14B3-14B4), Note 15B5 and Notes 16B-C)	1,034	603
Communication and investor relations	44	107
Professional fees	1,412	943
Insurance and other expenses	72	114
	$2,729	$2,093

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)